Filed with the Securities and Exchange Commission on January 29, 2021
REGISTRATION NO. 033-62793
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 22
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 214
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
ELIZABETH GIOIA
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 402-1624
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on March 4, 2021 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE

This Post-Effective Amendment No. 22 (“PEA No. 22”) to the Registration Statement on Form N-4, File No. 033-62793, of Prudential Annuities Life Assurance Corporation and its Separate Account is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until March 4, 2021, the effectiveness of Post-Effective Amendment No. 19, which was filed on October 5, 2020 (accession no. 0000826734-20-000116), Post-Effective Amendment No. 20, which was filed on November 30, 2020 (accession no. 0000826734-20-000159), and Post-Effective Amendment No. 21, which was filed on December 29, 2021 (accession no. 0000826734-20-000203) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 19 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 29th day of January 2021.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT
BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	January 29, 2021
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	January 29, 2021
Susan M. Mann
Caroline A. Feeney*	Director	January 29, 2021
Caroline A. Feeney
Nandini Mongia*	Director	January 29, 2021
Nandini Mongia
Candace J. Woods*	Director	January 29, 2021
Candace J. Woods

By:	/s/ Elizabeth L. Gioia
Elizabeth L. Gioia
* Executed by Elizabeth L. Gioia on behalf of those indicated pursuant to Power of Attorney.